Consolidated Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 24.9%
Communication Services 1.2%
AT&T, Inc., 0.9%, 3/25/2024	6,000,000	6,009,420
Baidu, Inc., 2.875%, 7/6/2022	2,000,000	2,030,780
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	3,373,873
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	446,845
Meituan, 144A, 2.125%, 10/28/2025	720,000	699,163
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	3,161,000	3,309,504
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	1,094,850
Tencent Holdings Ltd., 144A, 3.28%, 4/11/2024	6,000,000	6,328,860
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	977,910
TripAdvisor, Inc., 144A, 7.0%, 7/15/2025	205,000	217,300
		24,488,505
Consumer Discretionary 3.0%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,933,014
Daimler Finance North America LLC:
144A, 1.75%, 3/10/2023	5,000,000	5,090,748
144A, 3.35%, 2/22/2023	3,000,000	3,117,627
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,360,000	1,397,400
General Motors Financial Co., Inc., 3-month USD-LIBOR + 0.99%, 1.135% (a), 1/5/2023	7,000,000	7,068,607
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	6,500,000	6,578,832
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,982,294
144A, 1.25%, 9/18/2023	4,685,000	4,725,509
144A, 2.375%, 2/10/2023	2,090,000	2,136,012
Hyundai Capital Services, Inc., 144A, 3.75%, 3/5/2023	2,000,000	2,081,655
Kia Corp.:
144A, 1.0%, 4/16/2024	1,130,000	1,130,390
144A, 3.0%, 4/25/2023	4,000,000	4,145,423
Meritor, Inc., 144A, 6.25%, 6/1/2025	310,000	325,872
Nissan Motor Acceptance Corp., 144A, 2.6%, 9/28/2022	4,000,000	4,073,158
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	467,000	493,801
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	2,450,000	2,518,453
Volkswagen Group of America Finance LLC:
144A, 0.75%, 11/23/2022	5,000,000	5,014,626
144A, 2.7%, 9/26/2022	4,160,000	4,253,793
		61,067,214
Consumer Staples 0.1%
JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,740,000	1,734,975
Energy 2.2%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,186,900
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	1,830,000	1,898,405
Canadian Natural Resources Ltd., 3.8%, 4/15/2024	750,000	798,120
CNOOC Curtis Funding No. 1 Pty Ltd., 144A, 4.5%, 10/3/2023	1,000,000	1,068,410
Ecopetrol SA, 5.875%, 9/18/2023	2,000,000	2,154,000

Energy Transfer Operating LP:
3.6%, 2/1/2023	5,920,000	6,103,583
4.25%, 3/15/2023	1,170,000	1,219,718
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,812,218
MPLX LP, 3.5%, 12/1/2022	605,000	624,132
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	2,000,000	2,078,814
Pertamina Persero PT:
144A, 4.3%, 5/20/2023	2,000,000	2,102,516
144A, 4.875%, 5/3/2022	1,000,000	1,022,773
Petroleos Mexicanos:
3.5%, 1/30/2023	1,000,000	1,012,500
4.625%, 9/21/2023	1,000,000	1,039,500
4.875%, 1/18/2024	1,000,000	1,040,790
Petronas Capital Ltd., 144A, 7.875%, 5/22/2022	1,000,000	1,043,800
Phillips 66, 0.9%, 2/15/2024	2,020,000	2,020,516
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,207,946
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	887,000	892,677
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,557,820
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026	1,180,000	1,202,125
Tengizchevroil Finance Co. International Ltd., 144A, 2.625%, 8/15/2025	1,500,000	1,529,250
Valero Energy Corp., 1.2%, 3/15/2024	2,000,000	2,022,361
Western Midstream Operating LP, 3-month USD-LIBOR + 2.1%, 2.229% (a), 1/13/2023	2,000,000	2,000,000
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,400,097
		45,038,971
Financials 10.8%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	2,350,000	2,539,129
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,626,870
144A, 5.25%, 8/11/2025	2,000,000	2,236,067
Alfa SAB de CV, REG S, 5.25%, 3/25/2024	1,250,000	1,346,250
Ally Financial Inc., 1.45%, 10/2/2023	2,500,000	2,536,925
Ares Capital Corp., 3.5%, 2/10/2023	8,000,000	8,273,977
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	5,290,000	5,610,041
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,799,662
Banco de Credito del Peru:
REG S, 2.7%, 1/11/2025	1,000,000	1,027,510
144A, 4.25%, 4/1/2023	1,000,000	1,042,000
Banco Santander SA, 3.125%, 2/23/2023	4,600,000	4,763,797
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	1,026,250
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	3,131,191
Bank of Montreal, SOFR + 0.265%, 0.315% (a), 9/15/2023	5,000,000	5,006,400
Barclays PLC, 4.61%, 2/15/2023	8,000,000	8,122,237
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,150,658
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,571,156
BPCE SA:
144A, 2.375%, 1/14/2025	300,000	309,756
144A, 3.0%, 5/22/2022	1,500,000	1,525,691
144A, 5.7%, 10/22/2023	1,645,000	1,803,564
Canadian Imperial Bank of Commerce:
SOFR + 0.34%, 0.39% (a), 6/22/2023	3,900,000	3,907,301
0.95%, 6/23/2023	4,800,000	4,839,816
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	3,000,000	3,201,000
Citigroup, Inc., 4.4%, 6/10/2025	5,000,000	5,530,380
Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	2,000,000	2,066,187
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	1,022,342
Credit Agricole SA, 144A, 3.75%, 4/24/2023	5,000,000	5,258,964
Credit Suisse AG, 1.0%, 5/5/2023	4,000,000	4,036,862

Discover Bank, 3.35%, 2/6/2023	3,085,000	3,195,974
Equitable Holdings, Inc., 3.9%, 4/20/2023	3,038,000	3,186,998
Global Bank Corp., 144A, 4.5%, 10/20/2021	1,309,000	1,307,691
HSBC Holdings PLC:
3.6%, 5/25/2023	5,000,000	5,256,456
4.25%, 3/14/2024	5,600,000	6,016,263
ING Groep NV:
3.15%, 3/29/2022	1,580,000	1,602,540
3.55%, 4/9/2024	3,950,000	4,231,237
Intercontinental Exchange, Inc., 3.45%, 9/21/2023	2,825,000	2,982,720
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,549,135
JPMorgan Chase & Co., SOFR + 0.58%, 0.63% (a), 6/23/2025	6,000,000	6,033,201
Kookmin Bank, 144A, 1.75%, 5/4/2025	805,000	816,671
LD Holdings Group LLC, 144A, 6.5%, 11/1/2025	766,000	764,085
Lloyds Banking Group PLC, 1.326%, 6/15/2023	3,500,000	3,522,480
Macquarie Group Ltd., 144A, SOFR + 0.92%, 0.97% (a), 9/23/2027	6,000,000	6,041,197
Metropolitan Life Global Funding I, 144A, 1.95%, 1/13/2023	5,000,000	5,101,751
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,401,776
Morgan Stanley:
0.731%, 4/5/2024	5,000,000	5,016,597
SOFR + 0.7%, 0.75% (a), 1/20/2023	2,000,000	2,004,708
0.791%, 1/22/2025	6,000,000	5,999,730
National Bank of Canada, 2.1%, 2/1/2023	5,000,000	5,110,067
Nationwide Building Society, 144A, 3.622%, 4/26/2023	2,460,000	2,502,775
NatWest Markets PLC:
144A, 0.8%, 8/12/2024	1,000,000	997,890
144A, SOFR + 1.662%, 1.712% (a), 9/29/2022	3,000,000	3,045,443
Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,598,957
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,560,104
REC Ltd., 144A, 4.75%, 5/19/2023	1,423,000	1,494,134
Samba Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	1,038,500
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,359,964
Skandinaviska Enskilda Banken AB, 144A, 3.05%, 3/25/2022	2,750,000	2,786,107
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,846,972
Standard Chartered PLC:
144A, 1.319%, 10/14/2023	2,500,000	2,515,736
144A, 4.247%, 1/20/2023	2,080,000	2,103,007
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 0.49% (a), 9/16/2024 (b)	2,240,000	2,245,242
Synchrony Bank, 3.0%, 6/15/2022	4,310,000	4,380,653
Synchrony Financial, 4.25%, 8/15/2024	1,000,000	1,080,606
Turkiye Vakiflar Bankasi TAO, REG S, 5.625%, 5/30/2022	1,000,000	1,018,800
UBS AG:
144A, SOFR + 0.32%, 0.37% (a), 6/1/2023	7,000,000	7,019,852
144A, 0.375%, 6/1/2023	3,000,000	2,996,369
		218,044,371
Health Care 0.4%
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	1,064,101
Mylan, Inc., 4.2%, 11/29/2023	5,500,000	5,860,876
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	370,000	396,825
		7,321,802
Industrials 1.2%
Boeing Co., 1.95%, 2/1/2024	2,000,000	2,046,811
Bombardier, Inc., 144A, 7.125%, 6/15/2026	2,000,000	2,100,000
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,512,723
DAE Funding LLC, 144A, 5.25%, 11/15/2021	3,000,000	3,000,900
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	520,000	556,400

Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,181,600
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	1,235,000	1,281,312
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025	3,155,000	3,118,411
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,065,000	2,202,426
Southwest Airlines Co., 4.75%, 5/4/2023	2,305,000	2,453,811
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	134,639	150,998
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,000,000	2,020,200
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	400,174
		23,025,766
Information Technology 1.8%
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	4,514,147
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,323,957
Microchip Technology, Inc.:
144A, 0.972%, 2/15/2024	4,000,000	4,002,519
144A, 0.983%, 9/1/2024	1,570,000	1,568,100
2.67%, 9/1/2023	1,250,000	1,295,991
4.25%, 9/1/2025	170,000	177,774
NXP BV, 144A, 4.625%, 6/1/2023	5,961,000	6,338,678
Seagate HDD Cayman, 4.875%, 3/1/2024	1,940,000	2,090,350
VMware, Inc.:
1.0%, 8/15/2024	4,270,000	4,284,260
2.95%, 8/21/2022	4,800,000	4,899,229
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025	1,990,000	2,090,993
		35,585,998
Materials 1.2%
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	1,000,000	1,045,889
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	1,010,000	1,076,370
CNAC HK Finbridge Co., Ltd., REG S, 3.375%, 6/19/2024	1,000,000	1,046,848
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	486,000	494,505
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,385,000	1,389,559
144A, 4.125%, 3/12/2024	4,640,000	4,971,046
Indonesia Asahan Aluminium Persero PT, 144A, 4.75%, 5/15/2025	1,500,000	1,631,325
LYB International Finance III LLC, 1.25%, 10/1/2025	2,000,000	1,998,289
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,671,060
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,577,950
Nucor Corp., 2.0%, 6/1/2025	635,000	653,683
POSCO, 144A, 4.0%, 8/1/2023	2,000,000	2,112,743
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,309,846
		24,979,113
Real Estate 0.4%
Equinix, Inc., (REIT), 1.25%, 7/15/2025	690,000	687,198
iStar, Inc., (REIT), 4.25%, 8/1/2025	450,000	467,429
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.625%, 6/15/2025	330,000	355,575
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,340,000	1,351,742
Realogy Group LLC, 144A, 7.625%, 6/15/2025	800,000	854,360
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	241,200
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	1,007,500
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,980,309
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	140,000	142,800
		8,088,113
Utilities 2.6%
Alexander Funding Trust, 144A, 1.841%, 11/15/2023	2,200,000	2,242,298

American Electric Power Co., Inc., 0.75%, 11/1/2023	2,255,000	2,255,135
CenterPoint Energy, Inc., SOFR + 0.65%, 0.7% (a), 5/13/2024	3,270,000	3,276,671
Dominion Energy, Inc., 3.071%, 8/15/2024	3,159,000	3,339,088
Duke Energy Corp., SOFR + 0.25%, 0.3% (a), 6/10/2023	4,720,000	4,725,871
Edison International, 3.125%, 11/15/2022	2,000,000	2,050,544
Korea East-West Power Co., Ltd.:
144A, 1.75%, 5/6/2025	940,000	955,642
144A, 2.625%, 6/19/2022	4,740,000	4,810,417
NextEra Energy Capital Holdings Inc., 0.65%, 3/1/2023	5,000,000	5,016,906
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,408,138
Pacific Gas and Electric Co., 1.75%, 6/16/2022	9,000,000	8,985,436
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 5.5%, 11/22/2021	1,025,000	1,029,520
Southern California Edison Co.:
SOFR + 0.35%, 0.4% (a), 6/13/2022	6,210,000	6,213,057
0.7%, 8/1/2023	3,850,000	3,855,971
State Grid Overseas Investment, Ltd., 144A, 2.75%, 5/4/2022	1,500,000	1,518,165
		51,682,859
Total Corporate Bonds (Cost $491,852,703)		501,057,687

Asset-Backed 5.6%
Automobile Receivables 2.4%
AmeriCredit Automobile Receivables Trust:
“C”, Series 2020-2, 1.48%, 2/18/2026	1,100,000	1,114,953
“C”, Series 2019-2, 2.74%, 4/18/2025	2,760,000	2,835,535
Avis Budget Rental Car Funding AESOP LLC, “B”, Series 2017-2A, 144A, 3.33%, 3/20/2024	720,000	740,512
Canadian Pacer Auto Receivables Trust, “B”, Series 2018-2A, 144A, 3.63%, 1/19/2024	1,500,000	1,523,778
CarMax Auto Owner Trust, “C”, Series 2020-3, 1.69%, 4/15/2026	750,000	763,808
Chase Auto Credit Linked Notes:
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	1,075,312	1,075,544
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	807,893	811,294
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	1,346,946	1,359,301
“E”, Series 2020-1, 144A, 3.715%, 1/25/2028	654,915	663,202
CPS Auto Receivables Trust:
“B”, Series 2020-B, 144A, 2.11%, 4/15/2026	1,739,318	1,744,373
“D”, Series 2017-D, 144A, 3.73%, 9/15/2023	1,008,564	1,016,176
“C”, Series 2018-D, 144A, 3.83%, 9/15/2023	388,739	389,519
“E”, Series 2018-D, 144A, 5.82%, 6/16/2025	2,500,000	2,627,787
Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	696,414
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	768,583
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,186,858
“C”, Series 2020-1, 144A, 2.24%, 1/15/2026	2,240,000	2,283,870
“B”, Series 2020-2, 144A, 2.61%, 4/15/2026	3,348,000	3,408,730
“C”, Series 2019-3, 144A, 2.74%, 10/15/2025	3,000,000	3,082,460
“C”, Series 2019-4, 144A, 2.77%, 12/15/2025	165,000	170,045
“C”, Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	521,261
Ford Credit Floorplan Master Owner Trust, “A1”, Series 2018-3, 3.52%, 10/15/2023	530,000	530,656
Foursight Capital Automobile Receivables Trust:
“B”, Series 2020-1, 144A, 2.27%, 2/18/2025	1,250,000	1,269,129
“A3”, Series 2019-1, 144A, 2.67%, 3/15/2024	880,468	883,551
“B”, Series 2018-2, 144A, 3.8%, 11/15/2023	562,369	563,478
GMF Floorplan Owner Revolving Trust:
“C”, Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	704,843
“A”, Series 2019-1, 144A, 2.7%, 4/15/2024	510,000	516,775

Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	1,004,105
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	1,750,000	1,763,967
JPMorgan Chase Bank NA:
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	773,203	772,780
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	579,902	579,582
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	500,000	500,148
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	875,000	875,256
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	569,485	569,609
Santander Consumer Auto Receivables Trust, “B”, Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	1,022,053
Santander Drive Auto Receivables Trust:
“C”, Series 2020-4, 1.01%, 1/15/2026	1,195,000	1,202,722
“C”, Series 2020-2, 1.46%, 9/15/2025	1,750,000	1,768,006
Tesla Auto Lease Trust, “C”, Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	1,012,380
United Auto Credit Securitization Trust, “B”, Series 2020-1, 144A, 1.47%, 11/10/2022	1,158,791	1,159,567
World Omni Select Auto Trust, “C”, Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,535,461
		48,018,071
Credit Card Receivables 0.5%
Evergreen Credit Card Trust, “C”, Series 2019-2, 144A, 2.62%, 9/15/2024	1,000,000	1,017,541
First National Master Note Trust, “A”, Series 2018-1, 1-month USD-LIBOR + 0.46%, 0.544% (a), 10/15/2024	785,000	785,120
Genesis Sales Finance Master Trust:
“A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,745,208
“A”, Series 2020-AA, 144A, 1.65%, 9/22/2025	500,000	502,964
Mercury Financial Credit Card Master Trust, “A”, Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,509,808
Synchrony Credit Card Master Note Trust, “C”, Series 2017-2, 3.01%, 10/15/2025	3,291,836	3,375,610
		10,936,251
Miscellaneous 2.7%
Babson CLO Ltd.:
“BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 1.534% (a), 1/20/2031	2,000,000	1,984,864
“BR”, Series 2014-IA, 144A, 3-month USD-LIBOR + 2.2%, 2.334% (a), 7/20/2025	500,000	500,217
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 3-month USD-LIBOR + 1.35%, 1.484% (a), 10/20/2030	4,000,000	4,000,100
CF Hippolyta LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	914,610	916,905
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	2,530,101	2,567,043
Dell Equipment Finance Trust:
“C”, Series 2019-2, 144A, 2.18%, 10/22/2024	1,750,000	1,767,532
“D”, Series 2019-1, 144A, 3.45%, 3/24/2025	2,400,000	2,418,716
“C”, Series 2018-2, 144A, 3.72%, 10/22/2023	1,754,934	1,760,000
Hilton Grand Vacations Trust, “A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	527,681	541,528
HPEFS Equipment Trust:
“C”, Series 2020-2A, 144A, 2.0%, 7/22/2030	1,890,000	1,925,578
“C”, Series 2019-1A, 144A, 2.49%, 9/20/2029	1,140,000	1,153,437
Madison Park Funding XXIX Ltd., “A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.45%, 1.584% (a), 10/18/2030	2,500,000	2,500,142
Madison Park Funding XXVI Ltd., “AR”, Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 1.33% (a), 7/29/2030	3,646,000	3,646,164
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	460,020	459,578
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	337,974	341,743
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	870,310	877,936
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	337,974	344,649
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	1,109,759	1,140,708

Neuberger Berman Loan Advisers CLO Ltd.:
“B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 1.526% (a), 1/15/2030	5,250,000	5,250,184
“A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 1.534% (a), 10/19/2031	3,000,000	3,000,180
NRZ Excess Spread-Collateralized Notes, “A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	770,513	778,680
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	713,746	722,838
Transportation Finance Equipment Trust, “C”, Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,271,306
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 3-month USD-LIBOR + 1.35%, 1.476% (a), 1/15/2031	10,000,000	10,000,180
Verizon Owner Trust, “C”, Series 2018-A, 3.55%, 4/20/2023	720,000	727,113
Voya CLO Ltd., “A1RR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 1.154% (a), 4/17/2030	2,981,211	2,981,653
		53,578,974
Total Asset-Backed (Cost $111,761,424)		112,533,296

Commercial Mortgage-Backed Securities 4.7%
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 1.514% (a), 6/15/2035	6,000,000	5,996,279
BAMLL Commercial Mortgage Securities Trust:
“A”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 0.85%, 0.934% (a), 9/15/2034	950,000	949,412
“B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 1.234% (a), 9/15/2034	9,200,000	9,176,752
“C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.434% (a), 9/15/2034	130,000	129,508
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 1.424% (a), 10/15/2034	1,500,000	1,499,999
BPR Trust:
“B”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 1.25% (a), 9/25/2038	506,000	506,455
“C”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 1.8% (a), 9/25/2038	340,000	340,408
“C”, Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 2.634% (a), 2/15/2029	1,431,100	1,431,765
BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 1.384% (a), 4/15/2034	6,500,000	6,496,087
“D”, Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.7%, 1.784% (a), 10/15/2037	1,920,000	1,919,999
BXP Trust:
“A”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 0.934% (a), 11/15/2034	730,000	724,454
“B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 1.184% (a), 11/15/2034	6,210,000	6,053,095
CHT Mortgage Trust, “A”, Series 2017-CSMO, 144A, 1-month USD-LIBOR + 0.93%, 1.014% (a), 11/15/2036	1,800,000	1,801,622
Citigroup Commercial Mortgage Trust:
“AS”, Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,548,551
“B”, Series 2013-GC11, 3.732%, 4/10/2046	500,000	517,772
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	1,614,506	1,699,308
COMM Mortgage Trust:
“AM”, Series 2013-CR6, 144A, 3.147%, 3/10/2046	2,200,000	2,251,660
“AM”, Series 2013-LC6, 3.282%, 1/10/2046	2,500,000	2,573,590
“B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	4,238,720	4,333,876
Credit Suisse Mortgage Trust:
“B”, Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 2.084% (a), 10/15/2037	2,756,000	2,769,750
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 3.25% (a), 12/15/2035	1,500,000	1,528,177
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	1,051,569
FHLMC Multifamily Structured Pass-Through Certificates:
“X1”, Series K058, Interest Only , 1.05% (a), 8/25/2026	23,153,924	924,261
“X1”, Series K722, Interest Only , 1.44% (a), 3/25/2023	13,703,117	176,082

FREMF Mortgage Trust, “B”, Series 2012-K23, 144A, 3.782% (a), 10/25/2045	1,750,000	1,794,974
Hilton Orlando Trust, “A”, Series 2021-ORL, 144A, 1-month USD-LIBOR + 0.92%, 1.004% (a), 12/15/2034	3,500,000	3,499,974
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 1.434% (a), 11/15/2036	4,693,470	4,687,812
IMT Trust, “BFL”, Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.95%, 1.034% (a), 6/15/2034	5,632,899	5,626,095
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.5%, 1.584% (a), 1/15/2033	2,200,000	2,202,634
KKR Industrial Portfolio Trust, “E”, Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 1.634% (a), 12/15/2037	625,000	623,810
Morgan Stanley Capital I Trust, “B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 1.284% (a), 7/15/2035	2,353,200	2,351,031
MTRO Commercial Mortgage Trust, “D”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.8%, 1.884% (a), 12/15/2033	2,500,000	2,459,295
Natixis Commercial Mortgage Securities Trust:
“B”, Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 1.037% (a), 7/15/2033	6,500,000	6,465,149
“C”, Series 2018-285M, 144A, 3.917% (a), 11/15/2032	2,000,000	2,040,613
One New York Plaza Trust, “AJ”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 1.334% (a), 1/15/2026	2,378,000	2,385,456
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 1-month USD-LIBOR + 2.0%, 2.084% (a), 7/15/2038	2,363,000	2,364,765
UBS Commercial Mortgage Trust, “XA”, Series 2017-C1, Interest Only , 1.701% (a), 6/15/2050	29,982,980	2,059,501
Wells Fargo Commercial Mortgage Trust:
“A2”, Series 2016-C34, 2.603%, 6/15/2049	329,711	329,679
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	174,013	183,130
Total Commercial Mortgage-Backed Securities (Cost $94,416,887)		95,474,349

Collateralized Mortgage Obligations 1.1%
Chase Mortgage Reference Notes, “M1”, Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 2.336% (a), 10/25/2057	1,067,181	1,090,943
COLT Funding LLC:
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	936,446	935,528
“A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	632,267	632,597
COLT Mortgage Loan Trust:
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	2,552,201	2,550,526
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,850,000	1,854,979
Federal National Mortgage Association, “FB”, Series 1996-44, 1-month USD-LIBOR + 0.8%, 0.884% (a), 9/25/2023	6,062	6,087
FWD Securitization Trust:
“A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	1,328,219	1,347,101
“A1”, Series 2019-INV1, 144A, 2.81%, 6/25/2049	870,841	886,144
GCAT LLC:
“A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	1,186,922	1,185,326
“A1”, Series 2019-NQM1, 144A, 2.985%, 2/25/2059	1,735,620	1,740,649
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	259,764	260,541
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	2,146,960	2,145,619
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	2,014,286	2,013,094
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	595,852	595,934
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	829,730	830,427
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	1,001,134	1,002,127

Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	983,404	985,444
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	1,944,886	1,956,865
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	335,046	337,367
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	180,924	182,029
Total Collateralized Mortgage Obligations (Cost $22,494,912)		22,539,327

Government & Agency Obligations 47.0%
Other Government Related (c) 0.7%
Corp. Andina de Fomento:
2.375%, 5/12/2023	4,000,000	4,110,680
4.375%, 6/15/2022	2,000,000	2,055,934
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,779,000	2,815,961
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	3,000,000	3,102,360
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	534,253
Vnesheconombank, 144A, 6.025%, 7/5/2022	1,500,000	1,554,270
		14,173,458
Sovereign Bonds 0.4%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025 (b)	1,895,000	1,993,730
Government of Malaysia, 144A, 3.043%, 4/22/2025	1,000,000	1,064,430
Republic of Namibia, 144A, 5.5%, 11/3/2021	1,500,000	1,503,711
Republic of Paraguay, 144A, 4.625%, 1/25/2023	1,000,000	1,040,000
Republic of Turkey, 5.6%, 11/14/2024	1,000,000	1,012,900
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	2,187,480
		8,802,251
U.S. Treasury Obligations 45.9%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.029%, 0.064% (a), 7/31/2023 (d)	50,000,000	50,001,412
3-month U.S. Treasury Bill Money Market Yield + 0.034%, 0.069% (a), 4/30/2023 (d)	85,000,000	85,015,819
3-month U.S. Treasury Bill Money Market Yield + 0.049%, 0.084% (a), 1/31/2023 (d)	60,000,000	60,025,969
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.09% (a), 7/31/2022 (d)	45,000,000	45,020,070
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.09% (a), 10/31/2022 (d)	60,000,000	60,026,710
3-month U.S. Treasury Bill Money Market Yield + 0.114%, 0.149% (a), 4/30/2022 (d)	30,000,000	30,019,867
U.S. Treasury Inflation-Indexed Notes:
0.125%, 1/15/2022	36,180,000	36,443,813
0.125%, 4/15/2022	33,671,700	34,141,701
0.375%, 7/15/2023	46,916,800	49,427,582
U.S. Treasury Notes:
0.125%, 4/30/2022	50,000,000	50,015,625
0.125%, 9/15/2023	25,000,000	24,923,828
0.125%, 10/15/2023	30,000,000	29,892,188
0.5%, 3/15/2023	40,000,000	40,189,062
0.5%, 3/31/2025	25,000,000	24,861,328
1.625%, 4/30/2023	30,000,000	30,671,484
1.75%, 11/30/2021	35,000,000	35,097,053
1.75%, 6/15/2022	50,000,000	50,585,937
2.125%, 5/15/2022	50,000,000	50,640,625
2.125%, 3/31/2024	50,000,000	52,126,953
2.75%, 4/30/2023	50,000,000	52,007,812
2.75%, 5/31/2023	30,000,000	31,259,766
		922,394,604
Total Government & Agency Obligations (Cost $939,958,330)		945,370,313

Short-Term U.S. Treasury Obligations 8.0%
U.S. Treasury Bills:
0.033% (e), 1/18/2022	50,000,000	49,993,945
0.04% (e), 1/25/2022	50,000,000	49,992,750
0.051% (e), 10/28/2021	20,000,000	19,999,006
0.052% (e), 5/19/2022 (f)	20,000,000	19,993,292
0.057% (e), 5/19/2022	20,000,000	19,993,292
0.058% (e), 5/19/2022	640,000	639,785
0.062% (e), 6/16/2022	640,000	639,713
Total Short-Term U.S. Treasury Obligations (Cost $161,253,436)		161,251,783
	Shares	Value ($)

Exchange-Traded Funds 1.3%
iShares 0-5 Year High Yield Corporate Bond ETF (b)	200,000	9,140,000
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	600,000	16,434,000
Xtrackers Short Duration High Yield Bond ETF (b) (g)	5,250	251,055
Total Exchange-Traded Funds (Cost $25,461,880)		25,825,055

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (h) (i) (Cost $13,629,800)	13,629,800	13,629,800

Cash Equivalents 6.1%
DWS Central Cash Management Government Fund, 0.03% (h)	65,071,212	65,071,212
DWS ESG Liquidity Fund "Capital Shares", 0.07% (h)	56,943,753	56,938,059
Total Cash Equivalents (Cost $122,009,919)		122,009,271

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,982,839,291)	99.4	1,999,690,881
Other Assets and Liabilities, Net	0.6	11,505,369
Net Assets	100.0	2,011,196,250
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 6/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Exchange-Traded Funds 0.0%
Xtrackers Short Duration High Yield Bond ETF (b) (g)
252,709	—	—	—	(1,654)	2,718	—	5,250	251,055
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (h) (i)
7,384,467	6,245,333 (j)	—	—	—	1,753	—	13,629,800	13,629,800
Cash Equivalents 6.1%
DWS Central Cash Management Government Fund, 0.03% (h)
166,221,762	977,977,504	1,079,128,054	—	—	17,077	—	65,071,212	65,071,212
DWS ESG Liquidity Fund "Capital Shares", 0.07% (h)
31,932,785	25,005,274	—	—	—	9,245	—	56,943,753	56,938,059
205,791,723	1,009,228,111	1,079,128,054	—	(1,654)	30,793	—	135,650,015	135,890,126

(a)	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $13,298,169, which is 0.7% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At September 30, 2021, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At September 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DBX Advisors LLC.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At September 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Aluminum Futures	USD	12/15/2021	212	15,538,737	15,143,424	(395,313)
Copper Futures	USD	12/15/2021	200	38,432,800	44,681,250	6,248,450
LME Nickel Futures	USD	12/13/2021	255	23,105,843	27,442,845	4,337,002
LME Primary Aluminium Futures	USD	12/18/2023	90	5,881,745	5,895,563	13,818
Total net unrealized appreciation						10,203,957
At September 30, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	10/29/2021	381	26,817,693	29,836,110	(3,018,417)
Copper Futures	USD	12/15/2021	200	34,099,700	44,681,250	(10,581,550)
LME Nickel Futures	USD	12/13/2021	345	32,669,962	37,128,555	(4,458,593)
LME Primary Aluminium Futures	USD	12/19/2022	90	6,277,995	6,188,062	89,933
Zinc Futures	USD	12/15/2021	57	4,448,585	4,256,475	192,110
Total net unrealized depreciation						(17,776,517)
At September 30, 2021, open futures options contracts purchased were as follows:
Call Options	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Brent Crude Oil Futures, Expiration Date 12/31/2021	2,400	10/26/2021	85	1,995,288	1,752,000	(243,288)
At September 30, 2021, open futures options contracts sold were as follows:
Put Options	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Brent Crude Oil Futures, Expiration Date 12/31/2021	2,400	10/26/2021	55	2,036,712	96,000	1,940,712
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At September 30, 2021, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
BACXISUS Excess Return Index/BACXISUS	10/15/2021	Merrill Lynch International Ltd.	48,110,000	(0.10%)	At Expiration	90,372

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Barclays Commodity Strategy 1673 Excess Return Index/TRSTST25HP	10/15/2021	Barclays Bank PLC	36,490,000	(0.28%)	At Expiration	1,494,120
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	10/15/2021	Barclays Bank PLC	29,230,000	(0.00%)	At Expiration	200,603
Bloomberg Aluminum Subindex/BCOMAL	10/15/2021	Goldman Sachs & Co.	20,000,000	(0.10%)	At Expiration	(243,290)
Bloomberg Aluminum Subindex/BCOMAL	10/15/2021	UBS AG	4,422,718	(0.00%)	At Expiration	(34,558)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2021	Merrill Lynch International Ltd.	29,881,000	(0.14%)	At Expiration	290,471
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2021	JPMorgan Chase Securities, Inc.	68,300,000	(0.11%)	At Expiration	664,838
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/15/2021	JPMorgan Chase Securities, Inc.	68,300,000	(0.13%)	At Expiration	183,932
Bloomberg Commodity Index/BCOM	10/15/2021	Barclays Bank PLC	128,063,000	(0.11%)	At Expiration	1,504,474
Bloomberg Commodity Index/BCOM	10/15/2021	BNP Paribas	74,407,000	(0.12%)	At Expiration	869,856
Bloomberg Commodity Index/BCOM	10/15/2021	Macquarie Bank Ltd.	44,644,000	(0.12%)	At Expiration	521,911
Bloomberg Commodity Index/BCOM	10/15/2021	Morgan Stanley	32,031,000	(0.12%)	At Expiration	374,474
Bloomberg Commodity Index/BCOM	10/15/2021	Goldman Sachs & Co.	102,450,000	(0.10%)	At Expiration	1,204,024
Bloomberg Commodity Index/BCOM	10/15/2021	JPMorgan Chase Securities, Inc.	204,901,000	(0.09%)	At Expiration	2,408,957
Bloomberg Commodity Index/BCOM	10/15/2021	Credit Suisse	170,751,000	(0.11%)	At Expiration	2,005,970
Bloomberg Commodity Index/BCOM	10/15/2021	Goldman Sachs & Co.	30,000,000	(0.10%)	At Expiration	(47,217)
Bloomberg Commodity Index/BCOM	10/15/2021	Citigroup, Inc.	80,000,000	(0.09%)	At Expiration	(125,845)
Bloomberg Commodity Index/BCOM	10/15/2021	JPMorgan Chase Securities, Inc.	80,000,000	(0.09%)	At Expiration	(125,845)
BNP Paribas 03 Alpha Index/BNPIFMN3	10/15/2021	BNP Paribas	98,910,000	(0.12%)	At Expiration	(240,655)
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	10/15/2021	Merrill Lynch International Ltd.	36,140,000	(0.00%)	At Expiration	(74,936)
Citi Commodities Gold Call Ratio Index/CICXGCCR	10/15/2021	Citigroup, Inc.	53,160,000	(0.00%)	At Expiration	53,960
Citi Custom CiVICS 7 Excess Return/CVICSER7	10/15/2021	Citigroup, Inc.	419,317,500	(0.18%)	At Expiration	5,135,068
Goldman Sachs Brent Vol Carry 05/GSVLBR05	10/15/2021	Goldman Sachs & Co.	18,000,000	(0.35%)	At Expiration	46,512
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	10/15/2021	Goldman Sachs & Co.	11,020,000	(0.35%)	At Expiration	(317,522)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Goldman Sachs Gold Intraday Seasonality Dynamic Series 1 Excess Return Strategy/GSISGID1	10/15/2021	Goldman Sachs & Co.	30,410,000	(0.35%)	At Expiration	(60,529)
JPMorgan NEO Commodity Curve Alpha Index/JMABNEO1	10/15/2021	JPMorgan Chase Securities, Inc.	102,620,000	(0.35%)	At Expiration	(159,722)
Macquarie Commodity Product 708E/MQCP708E	10/15/2021	Macquarie Bank Ltd.	48,510,000	(1.00%)	At Expiration	(564,495)
Macquarie Vol Product 2CL2/VMAC2CL2	10/15/2021	Macquarie Bank Ltd.	15,000,000	(0.10%)	At Expiration	40,006
Macquarie Vol Product 3GC1/VMAC3GC1	10/15/2021	Macquarie Bank Ltd.	15,000,000	(0.10%)	At Expiration	(456,157)
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	10/15/2021	Merrill Lynch International Ltd.	12,840,000	(0.35%)	At Expiration	584,586
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	10/15/2021	Merrill Lynch International Ltd.	59,525,000	(0.14%)	At Expiration	694,826
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	10/15/2021	Goldman Sachs & Co.	76,838,000	(0.35%)	At Expiration	928,294
Morgan Stanley MSCBDF11 Index/MSCBDF11	10/15/2021	Morgan Stanley	20,000,000	(0.11%)	At Expiration	301,132
RBC Enhanced Commodity CC3V Index/RBCSCC3V	10/15/2021	Royal Bank of Canada	44,347,000	(0.15%)	At Expiration	(210,671)
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	10/15/2021	Royal Bank of Canada	68,300,000	(0.20%)	At Expiration	405,123
RBC Enhanced Commodity D03 Index/RBCADC03	10/15/2021	Royal Bank of Canada	34,150,000	(0.15%)	At Expiration	414,489
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	10/15/2021	Royal Bank of Canada	26,776,000	(0.00%)	At Expiration	(164,750)
SGI Commodity Dynamic Alpha Index/SGICCODA	10/15/2021	Societe Generale	75,350,000	(0.25%)	At Expiration	(157,816)
SGI WTI Intraday Trend Index/SGIDTWTI	10/15/2021	Societe Generale	24,780,000	(0.20%)	At Expiration	(6,822)
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	10/15/2021	Societe Generale	99,290,000	(0.17%)	At Expiration	(15,930)
Societe Generale Commodity Index/SGCOM11S	10/15/2021	Societe Generale	32,016,000	(0.13%)	At Expiration	398,189
Societe Generale M Po 3 U Index/SGCOL45E	10/15/2021	Societe Generale	32,016,000	(0.16%)	At Expiration	301,705
Societe Generale M Po 4 U Index/SGCOM15E	10/15/2021	Societe Generale	64,031,000	(0.18%)	At Expiration	580,652
UBS Custom Commodity Index/UBSIB163	10/15/2021	UBS AG	120,521,000	(0.24%)	At Expiration	4,421,323
Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Zinc Subindex	BCOMZS	(20,000,000)	8.3	589,716
Bloomberg Commodity Index	BCOM	89,644,000	37.2	1,053,727

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	59,763,000	24.8	483,206
Bloomberg Corn Subindex	BCOMCN	(16,088,000)	6.7	(98,138)
Bloomberg Gold Subindex	BCOMGC	(4,522,000)	1.9	94,371
Bloomberg Wheat Subindex	BCOMWH	(10,765,000)	4.5	(200,350)
Bloomberg Aluminum Subindex	BCOMAL	(4,442,000)	1.8	53,803
Bloomberg Gas Oil Subindex	BCOMGO	34,297,000	14.2	2,388,273
Bloomberg WTI Crude Oil Subindex	BCOMCL	1,521,000	0.6	56,715
UBS Custom Commodity Index				4,421,323
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB165	10/15/2021	UBS AG	9,999,950	(0.15%)	At Expiration	149,882
UBS Targeted Commodity Curve Carry Strategy Index/UBSTCCIS	10/15/2021	UBS AG	82,540,000	(0.10%)	At Expiration	(58,543)
Short Positions
Bloomberg Commodity Index 2-4-6 Month Forward Blend/BCOMF246	10/15/2021	UBS AG	60,462,116	(1.00%)	At Expiration	211,433
Bloomberg Zinc Index/BCOMZS	10/15/2021	UBS AG	4,442,000	(1.00%)	At Expiration	141,921
Total net unrealized appreciation						23,557,800
†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2021, the Fund held $424,017,067 in the Subsidiary, representing 18.4% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$501,057,687	$—	$501,057,687
Asset-Backed (a)	—	112,533,296	—	112,533,296
Commercial Mortgage-Backed Securities	—	95,474,349	—	95,474,349
Collateralized Mortgage Obligations	—	22,539,327	—	22,539,327
Government & Agency Obligations (a)	—	945,370,313	—	945,370,313
Short-Term U.S. Treasury Obligations	—	161,251,783	—	161,251,783
Exchange-Traded Funds	25,825,055	—	—	25,825,055
Short-Term Investments (a)	135,639,071	—	—	135,639,071
Derivatives (b)
Futures and Futures Options Contracts	12,822,025	—	—	12,822,025
Commodity-Linked Swap Contracts	—	26,623,103	—	26,623,103
Total	$174,286,151	$1,864,849,858	$—	$2,039,136,009
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures and Futures Options Contracts	$(18,697,161)	$—	$—	$(18,697,161)
Commodity-Linked Swap Contracts	—	(3,065,303)	—	(3,065,303)
Total	$(18,697,161)	$(3,065,303)	$—	$(21,762,464)
(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, futures options contracts and commodity-linked swap contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Swap Contracts	Futures Contracts
Commodity Contracts	(23,557,800)	$ (5,875,136)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECSF-PH1
R-080548-1 (1/23)